                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4777
-------------------------------------------------------------------------------

                               MFS SERIES TRUST I
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2007
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) STRATEGIC GROWTH FUND

5/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/07

ISSUER                                                                                              SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.2%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                  351,750     $   34,506,675
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                              510,510         36,016,481
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   70,523,156
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                                                        168,190     $    8,638,238
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                               84,630          9,988,273
---------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                        401,600         22,790,797
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   41,417,308
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                                  249,490     $   29,601,989
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 6.6%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                                        304,210     $   17,136,149
---------------------------------------------------------------------------------------------------------------------------------
Celgene Corp. (a)(l)                                                                                   392,560         24,040,374
---------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. (a)                                                                                    253,060         20,186,596
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                                                      428,280         27,632,626
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. (a)                                                                              100,180          8,291,899
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)(l)                                                                                 173,710         12,988,297
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  110,275,941
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                               532,960     $   15,338,589
---------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                      1,584,640         35,004,698
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   50,343,287
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Charles Schwab Corp.                                                                                 1,198,660     $   26,933,890
---------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc., "A"                                                         16,030          8,511,930
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                              105,070         24,252,257
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   59,698,077
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                                                        625,690     $   24,320,570
---------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (a)                                                          256,050         20,115,288
---------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                     1,004,560         32,849,112
---------------------------------------------------------------------------------------------------------------------------------
Western Union Co.                                                                                      756,560         16,984,772
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   94,269,742
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A" (a)                                                                                 363,600     $    9,966,276
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                           524,510     $   32,309,816
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                                              1,178,376     $   51,942,814
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                                       478,200          9,267,516
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   61,210,330
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                                                               224,580     $   27,299,945
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
eBay, Inc. (a)                                                                                         613,510     $   19,975,886
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                                          172,800     $   12,700,800
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                              262,290         17,848,835
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,549,635
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                              1,355,180     $   25,883,938
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                          1,569,750         34,801,358
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)                                                                    1,045,520         16,435,574
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                       56,278         16,123,647
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                                                      444,760         19,369,298
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  112,613,815
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                              76,802     $   29,899,656
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                          459,030         31,365,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   61,265,176
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                              277,900     $   10,710,266
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                          458,220     $   18,415,862
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                                                 261,110     $   14,744,882
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                               404,810     $   22,171,444
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                                            135,660     $    7,170,988
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                                                   81,240     $   40,437,210
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (a)                                                                              506,000     $   24,728,220
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                             674,370     $   27,352,447
---------------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                                     452,640         30,901,733
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   58,254,180
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                                                                   582,440     $   20,443,644
---------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp. (a)                                                                                        538,920         22,785,538
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                        492,540         26,188,352
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. (a)                                                                             501,160         21,394,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   90,812,054
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                              1,188,810     $   32,002,765
---------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (a)                                                                           1,041,750         25,429,118
---------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR (l)                                                                                   246,500          6,749,170
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                         351,030         15,076,739
---------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (a)                                                                             65,850         10,936,368
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   90,194,160
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (l)                                                                                431,110     $   29,444,813
---------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. (a)                                                                       245,980         23,232,811
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   52,677,624
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                   553,180     $   35,945,636
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                                 549,540         35,851,990
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   71,797,626
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                                                          727,880     $   12,293,893
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. (a)                                                                            321,370         10,344,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,638,793
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                         254,400     $   31,680,432
---------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                                    463,820         12,027,836
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                       219,020         40,184,204
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   83,892,472
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                      775,900     $   25,465,038
---------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                                        147,500          7,659,675
---------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                          724,710         18,161,233
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   51,285,946
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A.B. de C.V., "L", ADR                                                                 580,660     $   35,158,963
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (a)                                                                          741,400     $   32,013,652
---------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                             460,500         19,037,070
---------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. (a)(l)                                                      1,622,180         16,692,232
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   67,742,954
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                     376,480     $   26,767,728
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $1,600,921,751
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.31%, dated 5/31/07, due 6/1/07, total to be received
  $65,924,722 (secured by various U.S. Treasury and Federal Agency obligations and
  Mortgage Backed securities in a jointly traded account)                                         $ 65,915,000     $   65,915,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    35,395,412     $   35,395,412
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                $1,702,232,163
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.3)%                                                                               (38,229,270)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,664,002,893
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt


See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS STRATEGIC GROWTH FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 5/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $1,513,378,211
                                                               ==============
Gross unrealized appreciation                                  $  238,190,960
Gross unrealized depreciation                                     (49,337,008)
                                                               --------------
      Net unrealized appreciation (depreciation)               $  188,853,952
                                                               ==============

The aggregate cost above includes prior fiscal year end tax adjustments.


(2) SECURITIES LENDING COLLATERAL

At May 31, 2007, the value of securities loaned was $54,356,092. These loans were collateralized by cash of $35,395,412 and U.S. Treasury obligations of $20,380,889.

MFS(R) CORE EQUITY FUND

5/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Core Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/07

ISSUER                                                                                              SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.1%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                   19,350       $  1,898,235
---------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                               11,710          1,400,048
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                               45,130          3,183,922
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,482,205
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                                  39,190       $    560,809
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                         27,150       $  1,540,763
---------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc. (a)(l)                                                                                 39,950            563,695
---------------------------------------------------------------------------------------------------------------------------------
Under Armour, Inc. (a)(l)                                                                               11,730            561,046
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,665,504
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                                    8,970       $    547,977
---------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc. (l)                                                                              15,880          1,742,036
---------------------------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc. (l)                                                                                 22,350            607,473
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,897,486
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                                         37,150       $  2,092,660
---------------------------------------------------------------------------------------------------------------------------------
Celgene Corp. (a)                                                                                       13,650            835,926
---------------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc. (l)                                                                               35,930            378,702
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                                                       19,950          1,287,174
---------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. (a)(l)                                                                      29,390            311,240
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)(l)                                                                                   8,750            654,238
---------------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc. (a)(l)                                                                                  13,280             77,688
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,637,628
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                        104,180       $  2,301,336
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                                                                   74,350          3,339,802
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                         29,770          1,055,049
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,696,187
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)(l)                                                                  10,440       $  1,359,288
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG (l)                                                                                   3,840            908,895
---------------------------------------------------------------------------------------------------------------------------------
Evercore Partners, Inc.                                                                                 33,430          1,060,065
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                                8,750          2,019,675
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc. (l)                                                                                    15,090          1,524,543
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,872,466
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (a)                                                            8,120       $    637,907
---------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (l)                                                                       14,810            985,013
---------------------------------------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                                                            14,170            764,046
---------------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                                   15,510            621,020
---------------------------------------------------------------------------------------------------------------------------------
Satyam Computer Services Ltd., ADR (l)                                                                  10,640            269,618
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,277,604
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., "A"                                                                          22,990       $    832,008
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A" (a)                                                                          44,000          1,195,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,027,928
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                            24,860       $  1,531,376
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                                                 51,860       $  2,285,989
---------------------------------------------------------------------------------------------------------------------------------
CommVault Systems, Inc. (a)(l)                                                                          33,340            558,778
---------------------------------------------------------------------------------------------------------------------------------
MSC.Software Corp. (a)                                                                                 242,085          3,210,047
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                                       148,680          2,881,418
---------------------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc. (a)                                                                22,150            754,208
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,690,440
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                                                                16,980       $  2,064,089
---------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                     56,420          2,578,958
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,643,047
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc. (l)                                                                                   27,260       $    637,066
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                             47,570          1,437,090
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,074,156
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                                     37,060       $  1,422,733
---------------------------------------------------------------------------------------------------------------------------------
eBay, Inc. (a)                                                                                          17,030            554,497
---------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A" (l)                                                                        31,470          1,488,531
---------------------------------------------------------------------------------------------------------------------------------
Physicians Formula Holdings, Inc. (a)(l)                                                                 3,370             58,301
---------------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co.                                                                                  49,680          2,287,267
---------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc. (l)                                                                             11,750          1,470,630
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,281,959
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)                                                                                28,620       $    973,080
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                                           53,160       $  3,907,260
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                               50,460          3,433,803
---------------------------------------------------------------------------------------------------------------------------------
WESCO International, Inc. (a)                                                                            9,940            644,311
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,985,374
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                                 40,140       $    766,674
---------------------------------------------------------------------------------------------------------------------------------
ASML Holding N.V. (a)(l)                                                                                27,060            697,336
---------------------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. (a)(l)                                                                          14,840            603,246
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                            152,740          3,386,246
---------------------------------------------------------------------------------------------------------------------------------
Intersil Corp., "A"                                                                                     18,850            567,385
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)                                                                       61,480            966,466
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                                                       34,160          1,487,668
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,475,021
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                            12,300       $    993,225
---------------------------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                                     11,620            564,616
---------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                      15,450          1,186,251
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,744,092
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                           39,230       $  3,196,853
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                      109,872          9,138,054
---------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                              34,510          2,043,682
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,378,589
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
North American Energy Partners, Inc. (a)                                                                54,450       $  1,152,162
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                     32,950       $  2,017,858
---------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                             37,460          2,022,091
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                           32,599          2,227,490
---------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., "A" (l)                                                                              35,680            795,307
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,062,746
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                               38,330       $  1,477,238
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                                              25,440            771,341
---------------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                                         17,160            817,502
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,066,081
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp. (l)                                                                                  17,870       $    625,450
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                                     20,530       $    729,842
---------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                           16,230            652,284
---------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. (a)(l)                                                                        9,920            530,026
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (l)                                                                        11,260            489,585
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,401,737
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                              39,360       $  1,324,464
---------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc. (l)                                                                   36,830          1,470,622
---------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                                                      33,705            704,435
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,499,521
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                                32,940       $  1,804,124
---------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. (a)                                                                                     13,510          1,099,849
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,903,973
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                                             25,440       $  1,344,758
---------------------------------------------------------------------------------------------------------------------------------
Allied World Assurance Co. Holdings Ltd.                                                                24,920          1,262,447
---------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                             47,550          2,609,069
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                           36,050          1,301,405
---------------------------------------------------------------------------------------------------------------------------------
Greenlight Capital Re Ltd. (a)                                                                          12,860            304,782
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                                 29,830          3,077,561
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                           25,540          1,736,720
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,636,742
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
CNET Networks, Inc. (a)(l)                                                                              85,530       $    775,757
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                                                    2,330          1,159,758
---------------------------------------------------------------------------------------------------------------------------------
Move, Inc. (a)                                                                                          71,570            300,594
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,236,109
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (a)                                                                                8,170       $    399,268
---------------------------------------------------------------------------------------------------------------------------------
THQ, Inc. (a)                                                                                           13,440            458,304
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    857,572
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                             13,500       $  1,265,490
---------------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                              18,660            656,086
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,921,576
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                                   84,404       $  4,280,127
---------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                              59,640          2,418,998
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                    77,410          4,012,160
---------------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                                      40,120          2,738,992
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,450,277
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                                    4,440       $    321,722
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc. (l)                                                                     12,260            341,686
---------------------------------------------------------------------------------------------------------------------------------
MWI Veterinary Supply, Inc. (a)(l)                                                                      36,500          1,407,440
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,070,848
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                                                                    33,140       $  1,163,214
---------------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. (a)(l)                                                                     64,620          1,046,198
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)                                                                             92,150          1,443,991
---------------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc. (a)(l)                                                                                 16,950            318,321
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                          4,700            249,899
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. (a)                                                                              15,830            675,783
---------------------------------------------------------------------------------------------------------------------------------
Thoratec Corp. (a)(l)                                                                                   32,330            640,457
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,537,863
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                        75,930       $  1,848,780
---------------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                                                       9,270            661,196
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,509,976
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                           12,200       $  1,317,722
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                     73,190       $  2,324,514
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                                105,070       $  2,828,484
---------------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (a)                                                                              32,580          1,234,456
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (a)                                                                               15,526            404,918
---------------------------------------------------------------------------------------------------------------------------------
Sonus Networks, Inc. (a)(l)                                                                            122,970          1,066,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,534,008
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (a)                                                                            22,430       $    798,508
---------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. (a)                                                                         8,070            762,212
---------------------------------------------------------------------------------------------------------------------------------
Natural Gas Services Group, Inc. (a)(l)                                                                 21,300            359,757
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                             16,560          1,529,978
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,450,455
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.7%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                    85,140       $  5,532,397
---------------------------------------------------------------------------------------------------------------------------------
Bank of Hawaii Corp.                                                                                    19,650          1,051,472
---------------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc. (l)                                                                              40,150          1,385,978
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                             78,310          3,049,391
---------------------------------------------------------------------------------------------------------------------------------
Euro Dekania Ltd., IEU (a)                                                                              88,200          1,246,021
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                              53,540          3,422,277
---------------------------------------------------------------------------------------------------------------------------------
Oaktree Capital Management LLC (a)(z)                                                                   28,000          1,358,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,045,536
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                                                          136,730       $  2,309,370
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. (a)                                                                             78,520       $  2,527,559
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,836,929
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                          20,900       $  2,602,677
---------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                                62,150          1,883,767
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                         55,220          3,236,996
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)                                                                 16,540            584,193
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A" (l)                                                                   10,310            340,230
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                   99,350          5,746,404
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,394,267
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                      11,110       $  1,034,674
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc., REIT (l)                                                                          31,820       $  2,011,660
---------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp., REIT                                                                            42,500          2,052,325
---------------------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc., REIT                                                                          49,700          1,795,661
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,859,646
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Panera Bread Co. (a)(l)                                                                                 15,060       $    848,932
---------------------------------------------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. (a)(l)                                                                  28,230          1,211,914
---------------------------------------------------------------------------------------------------------------------------------
Texas Roadhouse, Inc., "A" (a)(l)                                                                       34,570            478,795
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,539,641
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                          21,990       $  1,715,000
---------------------------------------------------------------------------------------------------------------------------------
Albemarle Corp.                                                                                         12,910            524,662
---------------------------------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                                                   8,370            497,597
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                           26,380          1,796,214
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,533,473
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
CarMax, Inc. (a)                                                                                        25,300       $    607,200
---------------------------------------------------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. (a)(l)                                                                      10,290            571,815
---------------------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. (l)                                                                         29,250          1,062,068
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                       64,320          2,110,982
---------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                           44,290          1,109,907
---------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. (a)                                                                              33,890            900,796
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,362,768
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., "B"                                                                        35,710       $  1,480,891
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                              99,960       $  4,132,346
---------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                            13,100            841,806
---------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. (a)(l)                                                        166,720          1,715,546
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (non-voting shares)                                                                         28,030          1,688,693
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,378,391
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                      55,820       $  3,968,802
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                             17,350       $  1,936,607
---------------------------------------------------------------------------------------------------------------------------------
Landstar Systems, Inc.                                                                                  11,300            549,858
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,486,465
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                         8,700       $    798,399
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                                13,190          1,168,502
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc. (l)                                                                                           25,080            765,191
---------------------------------------------------------------------------------------------------------------------------------
Edison International                                                                                    12,640            736,533
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                           11,240          1,268,996
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                         16,170          1,033,748
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (a)                                                                                    18,600          1,634,754
---------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                                   13,930          1,238,935
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,645,058
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $252,020,824
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 5.3%, due 6/01/07 (y)                                                       $  2,274,000       $  2,274,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 10.5%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    26,747,840       $ 26,747,840
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (k)                                                                                              $281,042,664
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (10.5)%                                                                              (26,736,368)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $254,306,296
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of May 31, 2007, the fund had two securities that were fair valued, aggregating $2,604,021 and 0.93% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:


                                              ACQUISITION          ACQUISITION          CURRENT           TOTAL % OF
    RESTRICTED SECURITIES                         DATE                 COST            MARKET VALUE       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------
    Oaktree Capital Management LLC               5/21/07            $ 1,232,000        $ 1,358,000            0.5%
    -----------------------------------------------------------------------------------------------------------------


The following abbreviations are used in this report and are defined:
ADR       American Depository Receipt
IEU       International Equity Unit
REIT      Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CORE EQUITY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 5/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $243,994,066
                                                                 ============
Gross unrealized appreciation                                    $ 39,021,917
Gross unrealized depreciation                                      (1,973,319)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 37,048,598
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At May 31, 2007, the value of securities loaned was $31,178,918. These loans were collateralized by cash of $26,747,840 and U.S. Treasury obligations of $5,240,357.

MFS(R) CORE GROWTH FUND

5/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Core Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/07

ISSUER                                                                                              SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.7%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Embraer-Empresa Brasileira de Aeronautica S.A., ADR                                                     98,910       $  4,795,157
---------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                               36,500          4,363,940
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                              231,000         16,297,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,456,147
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                                  80,000       $  1,144,800
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                             367,600       $  7,837,146
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                                                         21,700       $  1,114,512
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                               65,800          7,765,903
---------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                        145,500          8,257,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,137,540
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)(l)                                                                                      68,840       $  3,877,757
---------------------------------------------------------------------------------------------------------------------------------
Celgene Corp. (a)(l)                                                                                    47,500          2,908,900
---------------------------------------------------------------------------------------------------------------------------------
Cephalon, Inc. (l)                                                                                      19,500          1,618,695
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                                                      253,130         16,331,948
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. (a)                                                                               28,000          2,317,560
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)(l)                                                                                  52,700          3,940,379
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 30,995,239
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                        172,500       $  3,810,525
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)(l)                                                                  24,600       $  3,202,920
---------------------------------------------------------------------------------------------------------------------------------
Charles Schwab Corp.                                                                                    99,600          2,238,012
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG (l)                                                                                  25,700          6,082,971
---------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. (a)                                                                             82,300          1,971,085
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                                33,300          4,520,142
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                               17,400          4,016,268
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                                 244,100         10,576,853
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                               70,700          6,556,011
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 39,164,262
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                                     85,000       $  3,479,900
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                                                        402,600         15,649,062
---------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                                         52,900          2,629,130
---------------------------------------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                                                            76,800          4,141,056
---------------------------------------------------------------------------------------------------------------------------------
Western Union Co.                                                                                       73,400          1,647,830
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 27,546,978
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A" (a)                                                                                 552,150       $ 15,134,432
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                                 109,100       $  9,596,436
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                            45,800          2,821,280
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,417,716
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                                                334,100       $ 14,727,128
---------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. (a)(l)                                                                                   45,400          2,063,430
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                        499,000         15,304,330
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                                       909,800         17,631,924
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 49,726,812
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                                                               108,400       $ 13,177,104
---------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                     61,000          2,788,310
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,965,414
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                                     94,600       $  3,631,694
---------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                                  128,400          8,597,664
---------------------------------------------------------------------------------------------------------------------------------
eBay, Inc. (a)                                                                                         114,100          3,715,096
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                   167,400         10,638,270
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 26,582,724
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Danaher Corp. (l)                                                                                      175,900       $ 12,928,650
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                   418,400         15,723,472
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc. (l)                                                                          151,200         10,289,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 38,941,282
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                            660,600       $ 14,645,502
---------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                           149,900          4,035,308
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                       365,730          3,990,114
---------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                                 83,900          2,966,704
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,637,628
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp. (a)(l)                                                                            93,800       $  5,757,444
---------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                                        54,800          3,178,948
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,936,392
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                              33,106       $ 12,888,441
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                          182,520         12,471,592
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,360,033
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                              301,256       $ 11,610,406
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                          142,500       $  5,727,075
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (l)                                                                       228,200          9,922,136
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,649,211
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. (a)                                                                                        52,600       $  3,961,832
---------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                           145,860          9,106,040
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,067,872
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                                28,800       $  1,577,376
---------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. (a)                                                                                     69,400          5,649,854
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,227,230
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                                            117,900       $  6,232,194
---------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                              98,200         10,018,364
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,250,558
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                                                   43,055       $ 21,430,626
---------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. (a)                                                                                       107,600          3,088,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 24,518,746
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (a)                                                                               44,630       $  2,181,068
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                                     181,000       $ 12,356,870
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                                   44,300       $  3,209,978
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                             134,000       $  7,616,560
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc.                                                                                       35,100          1,935,414
---------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp. (a)                                                                                        225,600          9,538,368
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                           129,000          4,662,060
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                        237,560         12,631,065
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. (a)                                                                              88,300          3,769,527
---------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (a)                                                                     181,000          9,882,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 50,035,594
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                                598,400       $ 16,108,928
---------------------------------------------------------------------------------------------------------------------------------
Corning, Inc. (a)                                                                                      221,300          5,532,500
---------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (a)                                                                             163,100          3,981,271
---------------------------------------------------------------------------------------------------------------------------------
Nokia Oyj (l)                                                                                           92,600          2,535,379
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                          60,660          2,605,347
---------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (a)                                                                             14,700          2,441,376
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 33,204,801
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                                                                                      47,000       $  3,876,560
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp. (l)                                                                                         53,300          4,924,387
---------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                      108,000          8,409,960
---------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (a)(l)                                                                   56,100          3,048,474
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 20,259,381
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                   152,580       $  9,914,648
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                             77,100          3,002,274
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                                 244,979         15,975,370
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 28,892,292
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                                                          298,450       $  5,040,821
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. (a)                                                                            142,900          4,599,951
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,640,772
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.1%
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                          70,200       $  8,742,006
---------------------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR (a)                                                                                 75,000          1,479,000
---------------------------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc. (a)(l)                                                              37,400          1,783,606
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                      174,620         11,048,207
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                        66,600         12,219,286
---------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                                   92,900          3,041,546
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                               119,800          4,696,160
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                  219,800         12,713,232
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 55,723,043
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                                                                 192,800       $ 13,555,768
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                      33,800       $  3,147,794
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                          124,400       $  8,470,396
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
GameStop Corp., "A" (a)                                                                                 58,400       $  2,159,632
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                      342,200         11,231,004
---------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc. (l)                                                                                    152,100          7,898,553
---------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                          184,300          4,618,558
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,907,747
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A.B. de C.V., "L", ADR                                                                 197,500       $ 11,958,625
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (a)                                                                           63,700       $  2,750,566
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                             53,800       $  6,005,156
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (a)                                                                                    91,900       $  8,077,090
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $755,496,034
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.31%, dated 5/31/07, due 6/01/07, total to be received
  $21,936,235 (secured by various U.S. Treasury and Federal Agency obligations and
  Mortgage Backed securities in a jointly traded account)                                         $ 21,933,000       $ 21,933,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    45,827,377       $ 45,827,377
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                  $823,256,411
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.4)%                                                                               (42,539,260)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $780,717,151
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:
ADR               American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CORE GROWTH FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 5/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                              $782,908,849
                                                            ============
Gross unrealized appreciation                               $ 49,207,284
Gross unrealized depreciation                                 (8,859,722)
                                                            ------------
      Net unrealized appreciation (depreciation)            $ 40,347,562
                                                            ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At May 31, 2007 the value of securities loaned was $48,508,453. These loans were collateralized by cash of $45,827,377 and U.S. Treasury obligations of $3,982,096.

MFS(R) NEW DISCOVERY FUND

5/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS New Discovery Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/07

ISSUER                                                                                              SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Allegiant Travel Co. (l)                                                                               122,850     $    3,900,487
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Castle Brands, Inc. (z)                                                                                277,200     $    1,532,916
---------------------------------------------------------------------------------------------------------------------------------
Castle Brands, Inc. (l)                                                                                182,610          1,123,051
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,655,967
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc. (a)(l)                                                                                821,700     $   11,594,187
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. (a)                                                                                    129,630     $    7,011,687
---------------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc. (a)(l)                                                                  124,020          1,355,539
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)(l)                                                                                 181,480         13,569,260
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,936,486
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Live Nation, Inc. (a)(l)                                                                               400,010     $    8,960,224
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Climate Exchange PLC                                                                                    47,256     $    1,529,472
---------------------------------------------------------------------------------------------------------------------------------
GFI Group, Inc. (a)(l)                                                                                  85,800          6,392,100
---------------------------------------------------------------------------------------------------------------------------------
HFF, Inc., "A" (a)(l)                                                                                  278,150          4,436,492
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,358,064
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 6.9%
---------------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. (l)                                                             149,583     $    6,333,344
---------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (l)                                                                      532,600         35,423,226
---------------------------------------------------------------------------------------------------------------------------------
CoStar Group, Inc. (l)                                                                                 189,200         10,265,992
---------------------------------------------------------------------------------------------------------------------------------
Syntel, Inc.                                                                                           111,910          3,874,324
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   55,896,886
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.                                                                                      292,140     $    7,721,260
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
CommVault Systems, Inc. (a)(l)                                                                         294,450     $    4,934,982
---------------------------------------------------------------------------------------------------------------------------------
Guidance Software, Inc. (a)(l)                                                                         283,155          3,927,360
---------------------------------------------------------------------------------------------------------------------------------
Opsware, Inc. (a)(l)                                                                                 1,133,240         10,255,822
---------------------------------------------------------------------------------------------------------------------------------
Solera Holdings, Inc. (a)                                                                               94,700          1,671,455
---------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. (a)(l)                                                                            847,330          7,642,917
---------------------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc. (a)                                                               478,065         16,278,113
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   44,710,649
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Igate Corp. (a)                                                                                         39,303     $      282,982
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp.                                                                                  272,280     $    3,248,300
---------------------------------------------------------------------------------------------------------------------------------
M.D.C. Holdings, Inc. (l)                                                                              198,770         10,801,162
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,049,462
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Central Garden & Pet Co., "A" (l)                                                                      570,820     $    7,603,322
---------------------------------------------------------------------------------------------------------------------------------
New Oriental Education & Technology Group, ADR (a)(l)                                                  252,800         11,871,488
---------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc. (l)                                                                             80,590         10,086,644
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,561,454
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Anixter International, Inc. (l)                                                                         89,000     $    6,573,540
---------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A" (l)                                                               162,710          8,714,748
---------------------------------------------------------------------------------------------------------------------------------
WESCO International, Inc. (a)(l)                                                                        90,820          5,886,952
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,175,240
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 8.4%
---------------------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                                                     5,349,220     $   14,904,095
---------------------------------------------------------------------------------------------------------------------------------
ATMI, Inc. (l)                                                                                         487,090         14,880,599
---------------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc. (a)(l)                                                                                189,650          7,544,277
---------------------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. (a)(l)                                                                         338,430         13,757,179
---------------------------------------------------------------------------------------------------------------------------------
Intersil Corp., "A" (l)                                                                                277,500          8,352,750
---------------------------------------------------------------------------------------------------------------------------------
PLX Technology, Inc. (a)(l)                                                                            345,290          3,760,208
---------------------------------------------------------------------------------------------------------------------------------
Volterra Semiconductor Corp. (a)(l)                                                                    285,660          4,490,575
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   67,689,683
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
EXCO Resources, Inc. (l)                                                                               427,230     $    7,720,046
---------------------------------------------------------------------------------------------------------------------------------
Goodrich Petroleum Corp. (a)(l)                                                                        161,800          5,763,316
---------------------------------------------------------------------------------------------------------------------------------
Kodiak Oil & Gas Corp. (a)(l)                                                                          662,400          4,106,880
---------------------------------------------------------------------------------------------------------------------------------
Venoco, Inc. (a)(l)                                                                                    263,900          5,243,693
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,833,935
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
InfraSource Services, Inc. (a)(l)                                                                      218,830     $    7,921,646
---------------------------------------------------------------------------------------------------------------------------------
North American Energy Partners, Inc. (a)(l)                                                            694,360         14,692,658
---------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. (a)(l)                                                                           265,950          7,981,159
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,595,463
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Diamond Foods, Inc. (l)                                                                                288,329     $    4,748,779
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Susser Holdings Corp. (a)                                                                              195,920     $    2,944,678
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc. (l)                                                                    137,520     $    6,611,962
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc. (a)(l)                                                                            141,350     $    5,987,586
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                                                     396,065     $    8,277,758
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
CNET Networks, Inc. (a)(l)                                                                             852,400     $    7,731,268
---------------------------------------------------------------------------------------------------------------------------------
Move, Inc. (a)(l)                                                                                      688,100          2,890,020
---------------------------------------------------------------------------------------------------------------------------------
Tecktarget, Inc. (a)                                                                                   564,480          8,292,211
---------------------------------------------------------------------------------------------------------------------------------
Vocus, Inc. (a)(l)                                                                                      37,263            895,803
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,809,302
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Activision, Inc. (a)(l)                                                                                345,940     $    6,846,153
---------------------------------------------------------------------------------------------------------------------------------
THQ, Inc. (a)                                                                                          204,494          6,973,245
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,819,398
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Ritchie Bros. Auctioneers, Inc.                                                                        132,930     $    7,841,541
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc. (l)                                                                    294,410     $    8,205,207
---------------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. (a)(l)                                                                        113,015          9,978,094
---------------------------------------------------------------------------------------------------------------------------------
MWI Veterinary Supply, Inc. (a)(l)                                                                     464,250         17,901,480
---------------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc. (a)(l)                                                                                100,920          3,994,414
---------------------------------------------------------------------------------------------------------------------------------
WebMD Health Corp. (a)(l)                                                                               62,610          3,146,779
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   43,225,974
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 11.9%
---------------------------------------------------------------------------------------------------------------------------------
ABIOMED, Inc.                                                                                          224,770     $    2,508,433
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                                                                   357,120         12,534,912
---------------------------------------------------------------------------------------------------------------------------------
AngioDynamics, Inc. (l)                                                                                487,850          7,732,422
---------------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. (a)(l)                                                                    659,340         10,674,715
---------------------------------------------------------------------------------------------------------------------------------
AtriCure, Inc. (l)                                                                                     259,000          2,564,100
---------------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc. (a)(l)                                                                                 417,840          7,763,467
---------------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc. (a)(l)                                                                                281,350          5,283,753
---------------------------------------------------------------------------------------------------------------------------------
Dexcom, Inc. (l)                                                                                       285,440          1,872,486
---------------------------------------------------------------------------------------------------------------------------------
Haemonetics Corp. (a)                                                                                  109,910          5,455,932
---------------------------------------------------------------------------------------------------------------------------------
Insulet Corp. (a)                                                                                      124,630          1,847,017
---------------------------------------------------------------------------------------------------------------------------------
Mindray Medical International Ltd., ADR (l)                                                            146,410          4,172,685
---------------------------------------------------------------------------------------------------------------------------------
NxStage Medical, Inc. (a)(l)                                                                           187,150          2,251,414
---------------------------------------------------------------------------------------------------------------------------------
Thoratec Corp. (a)(l)                                                                                  614,310         12,169,481
---------------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. (a)(l)                                                                   238,660         12,281,444
---------------------------------------------------------------------------------------------------------------------------------
Volcano Corp. (a)(l)                                                                                   362,000          7,334,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   96,446,381
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (a)                                                                             569,878     $   21,592,677
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (a)(l)                                                                        349,840     $   12,454,304
---------------------------------------------------------------------------------------------------------------------------------
Natural Gas Services Group, Inc. (a)(l)                                                                207,210          3,499,777
---------------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. (a)(l)                                                             91,720          6,815,713
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,769,794
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc. (l)                                                                             286,940     $    9,905,169
---------------------------------------------------------------------------------------------------------------------------------
Nelnet, Inc., "A" (l)                                                                                  151,520          3,859,214
---------------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc. (l)                                                                   422,600          7,387,048
---------------------------------------------------------------------------------------------------------------------------------
Signature Bank (a)(l)                                                                                  264,660          8,799,945
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,951,376
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Mellanox Technologies Ltd. (a)                                                                         243,150     $    4,926,219
---------------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. (a)(l)                                                                     760,299         12,719,802
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,646,021
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Adams Respiratory Therapeutics, Inc. (l)                                                               169,370     $    7,757,146
---------------------------------------------------------------------------------------------------------------------------------
Cadence Pharmaceuticals, Inc. (l)                                                                      194,210          2,827,698
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)(l)                                                             256,770          9,069,116
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A" (l)                                                                  391,180         12,908,940
---------------------------------------------------------------------------------------------------------------------------------
Synta Pharmaceuticals Corp. (a)(l)                                                                     152,070          1,391,441
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,954,341
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
American Commercial Lines, Inc. (l)                                                                    195,830     $    6,205,853
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Panera Bread Co. (a)(l)                                                                                132,990     $    7,496,646
---------------------------------------------------------------------------------------------------------------------------------
Peet's Coffee & Tea, Inc. (a)(l)                                                                       144,970          3,779,368
---------------------------------------------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. (a)(l)                                                                 373,210         16,021,905
---------------------------------------------------------------------------------------------------------------------------------
Texas Roadhouse, Inc., "A" (a)(l)                                                                      674,250          9,338,363
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   36,636,282
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Innophos Holdings, Inc. (l)                                                                            232,105     $    3,565,133
---------------------------------------------------------------------------------------------------------------------------------
Metabolix, Inc. (a)(l)                                                                                 113,120          2,607,416
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,172,549
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc. (l)                                                                     330,200     $    7,512,050
---------------------------------------------------------------------------------------------------------------------------------
CarMax, Inc. (a)                                                                                       277,750          6,666,000
---------------------------------------------------------------------------------------------------------------------------------
Citi Trends, Inc. (l)                                                                                  125,020          5,067,061
---------------------------------------------------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. (a)(l)                                                                     148,070          8,228,250
---------------------------------------------------------------------------------------------------------------------------------
Monro Muffler Brake, Inc.                                                                              134,940          5,215,431
---------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. (a)(l)                                                                          320,690          8,523,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   41,212,732
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd. (a)(l)                                                                            268,810     $    5,741,782
---------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc. (a)(l)                                                                  2,164,530         12,597,565
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,339,347
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Landstar Systems, Inc. (l)                                                                             173,830     $    8,458,568
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $  808,575,328
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                   STRIKE PRICE          FIRST EXERCISE
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Castle Brands, Inc. (z)                                     $6.57                  5/1/07              110,880     $       79,834
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.32%, due 6/01/07 (y)                                                 $    761,000     $      761,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.5%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   190,881,048     $  190,881,048
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                             $1,000,297,210
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (23.4)%                                                                             (189,815,529)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $  810,481,681
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of May 31, 2007, the fund had two securities that were fair valued, aggregating $1,612,750 and 0.16% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                ACQUISITION                ACQUISITION          CURRENT           TOTAL % OF
RESTRICTED SECURITIES                               DATE                      COST            MARKET VALUE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Castle Brands, Inc.                               4/18/07                  $    --              $   79,834
Castle Brands, Inc.                               4/19/07                    1,654,884           1,532,916
-----------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                     $1,612,750            0.2%
                                                                                                =============================

The following abbreviation is used in this report and is defined:
ADR      American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW DISCOVERY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 5/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                 $914,359,639
                                                               ============
Gross unrealized appreciation                                  $115,072,660
Gross unrealized depreciation                                   (29,135,089)
                                                               ------------
      Net unrealized appreciation (depreciation)               $ 85,937,571
                                                               ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) RESEARCH INTERNATIONAL FUND

5/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Research International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/07

ISSUER                                                                               SHARES/PAR                   VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Finmeccanica S.p.A. (l)                                                                              1,396,840     $   43,939,852
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V., "C"                                                                       1,032,130     $    5,694,550
---------------------------------------------------------------------------------------------------------------------------------
Heineken N.V                                                                                           953,140         55,527,997
---------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (l)                                                                                 112,198         24,649,728
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   85,872,275
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Adidas AG (l)                                                                                        1,240,970     $   79,208,790
---------------------------------------------------------------------------------------------------------------------------------
Billabong International Ltd. (l)                                                                       497,279          7,622,816
---------------------------------------------------------------------------------------------------------------------------------
Li & Fung Ltd.                                                                                       7,410,000         24,863,224
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                              573,480         67,683,735
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  179,378,565
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (l)                                                                        872,990     $   58,458,051
---------------------------------------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                                                    4,082,600         79,830,654
---------------------------------------------------------------------------------------------------------------------------------
Continental AG (l)                                                                                     310,125         43,857,940
---------------------------------------------------------------------------------------------------------------------------------
Honda Motor Co. Ltd.                                                                                 1,901,200         66,854,011
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  249,000,656
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)                                                                                      140,640     $   30,733,614
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. (a)(l)                                                                   1,005,336     $   22,142,535
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                               406,930         11,711,445
---------------------------------------------------------------------------------------------------------------------------------
Nippon Television Network Corp.                                                                            800            112,591
---------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                        6,156,980         91,044,789
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  125,011,360
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
EFG International                                                                                      719,250     $   35,338,788
---------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                                                                                3,041,200         62,215,733
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   97,554,521
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Bunzl PLC                                                                                            1,683,400     $   24,559,615
---------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Corp.                                                                                     1,724,500         42,009,140
---------------------------------------------------------------------------------------------------------------------------------
Mitsui & Co.                                                                                           732,000         14,433,718
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   81,002,473
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Makhteshim-Agan Industries Ltd.                                                                      3,557,150     $   25,860,638
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                            264,094         49,704,204
---------------------------------------------------------------------------------------------------------------------------------
Umicore (l)                                                                                            232,730         49,668,121
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  125,232,963
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
SAP AG (l)                                                                                           1,015,370     $   48,593,213
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
HCL Technologies Ltd.                                                                                1,364,830     $   11,571,056
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Siemens AG (l)                                                                                         623,260     $   82,129,045
---------------------------------------------------------------------------------------------------------------------------------
Smiths Group PLC                                                                                     1,103,840         24,844,676
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  106,973,721
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
CRH PLC                                                                                              1,115,640     $   54,187,448
---------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                                          1,815,200         13,102,353
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   67,289,801
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Kao Corp. (l)                                                                                        1,648,000     $   45,629,216
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                           1,998,930          8,465,973
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                                  818,880         44,513,070
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   98,608,259
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
OMRON Corp.                                                                                          1,284,600     $   32,928,990
---------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A. (l)                                                                            536,290         77,415,222
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  110,344,212
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                                                    11,943,397     $   33,276,912
---------------------------------------------------------------------------------------------------------------------------------
ASML Holding N.V. (a)                                                                                   29,100            753,687
---------------------------------------------------------------------------------------------------------------------------------
Funai Electric Co. Ltd. (l)                                                                            301,900         19,371,803
---------------------------------------------------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc.                                                                        2,231,000         30,335,661
---------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                                       1,442,000         23,019,398
---------------------------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V. (l)                                                                   1,629,130         69,264,427
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                            92,303         53,224,946
---------------------------------------------------------------------------------------------------------------------------------
Venture Corp. Ltd.                                                                                   2,318,000         23,168,852
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  252,415,686
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
INPEX Holdings, Inc.                                                                                     1,375     $   12,087,664
---------------------------------------------------------------------------------------------------------------------------------
PTT Public Co.                                                                                       2,186,000         15,905,067
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,992,731
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 7.1%
---------------------------------------------------------------------------------------------------------------------------------
BG Group PLC                                                                                         1,347,610     $   20,594,359
---------------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, ADR                                                                                       592,380         21,621,870
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                                           88,280          9,548,365
---------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC, "A"                                                                           3,056,940        113,886,771
---------------------------------------------------------------------------------------------------------------------------------
Sasol Ltd.                                                                                             416,500         15,027,790
---------------------------------------------------------------------------------------------------------------------------------
Statoil A.S.A. (l)                                                                                   2,158,600         58,975,697
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A                                                                                            1,353,030        101,944,282
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  341,599,134
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A. (l)                                                                                        277,360     $  107,978,551
---------------------------------------------------------------------------------------------------------------------------------
Nong Shim Co. Ltd.                                                                                      43,101         12,031,859
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  120,010,410
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Lawson, Inc. (l)                                                                                       721,200     $   25,715,877
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
AXA (l)                                                                                              2,049,030     $   89,570,593
---------------------------------------------------------------------------------------------------------------------------------
Suncorp-Metway Ltd.                                                                                  3,307,884         57,966,201
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  147,536,794
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Universo Online S.A., IPS (a)                                                                        1,656,500     $   10,746,214
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                             435,500     $   41,576,716
---------------------------------------------------------------------------------------------------------------------------------
GEA Group AG (a)                                                                                     1,069,490         34,491,508
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   76,068,224
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 14.7%
---------------------------------------------------------------------------------------------------------------------------------
Barclays PLC                                                                                         5,601,640     $   80,060,655
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas (l)                                                                                        602,773         73,136,040
---------------------------------------------------------------------------------------------------------------------------------
BOC Hong Kong Holdings Ltd.                                                                         15,028,500         35,760,147
---------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (l)                                                                             2,335,064         96,387,688
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Postbank AG (l)                                                                               358,560         31,989,561
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (l)                                                     464,378         36,425,675
---------------------------------------------------------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                                                                     1,906         21,923,346
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                     6,879,958         85,460,664
---------------------------------------------------------------------------------------------------------------------------------
Standard Chartered PLC                                                                               1,724,512         58,375,294
---------------------------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                                                                    7,008         67,941,010
---------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                       432,020         48,520,166
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (l)                                                                       7,477,350         70,191,391
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  706,171,637
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                     4,641,080     $  113,003,245
---------------------------------------------------------------------------------------------------------------------------------
Steel Authority of India Ltd.                                                                       11,393,386         39,366,877
---------------------------------------------------------------------------------------------------------------------------------
TMK OAO, GDR (n)                                                                                       162,000          5,913,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  158,283,122
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Gaz de France (l)                                                                                      436,271     $   21,906,117
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                                   4,232,390         20,863,772
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   42,769,889
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Saipem S.p.A                                                                                           647,390     $   20,234,041
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 9.9%
---------------------------------------------------------------------------------------------------------------------------------
Aeon Credit Service Co. Ltd.                                                                         2,313,600     $   41,628,263
---------------------------------------------------------------------------------------------------------------------------------
Bank of Cyprus Public Co. Ltd.                                                                       1,168,296         20,371,608
---------------------------------------------------------------------------------------------------------------------------------
CSU Cardsystem S.A. (a)                                                                              1,538,950          9,392,127
---------------------------------------------------------------------------------------------------------------------------------
Hana Financial Group, Inc.                                                                             719,000         36,422,720
---------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                                    8,033,446        148,530,452
---------------------------------------------------------------------------------------------------------------------------------
Macquarie Bank Ltd.                                                                                    197,317         14,314,544
---------------------------------------------------------------------------------------------------------------------------------
Sapporo Hokuyo Holdings, Inc.                                                                            1,807         18,854,619
---------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                                    2,203,000          9,665,218
---------------------------------------------------------------------------------------------------------------------------------
SinoPac Holdings                                                                                     2,888,000          1,258,750
---------------------------------------------------------------------------------------------------------------------------------
Turkiye Garanti Bankasi A.S                                                                          3,183,930         17,520,677
---------------------------------------------------------------------------------------------------------------------------------
UBS AG (l)                                                                                           1,505,538         98,177,912
---------------------------------------------------------------------------------------------------------------------------------
Unione di Banche Italiane Scpa                                                                       1,968,871         56,450,544
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  472,587,434
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.5%
---------------------------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                                                  757,500     $   33,544,962
---------------------------------------------------------------------------------------------------------------------------------
Bayer AG (l)                                                                                           925,520         66,607,913
---------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                                  2,469,310         64,034,446
---------------------------------------------------------------------------------------------------------------------------------
Novartis AG (l)                                                                                      1,151,990         64,733,329
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG (l)                                                                                   450,420         82,639,801
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  311,560,451
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Linde AG (l)                                                                                           895,680     $   98,962,176
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Fast Retailing Co. Ltd. (l)                                                                            285,100     $   22,088,428
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                               969,790         42,407,255
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   64,495,683
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A.B. de C.V., "L", ADR (l)                                                             194,280     $   11,763,654
---------------------------------------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.                                                                 428,770         23,671,291
---------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., "B"                                                                       341,420         14,158,658
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                                  26,873,850         84,053,098
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  133,646,701
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Hellenic Telecommunications Organization S.A. (a)                                                      653,430     $   20,836,023
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A. (l)                                                                                  2,073,600         47,121,820
---------------------------------------------------------------------------------------------------------------------------------
Telenor A.S.A. (l)                                                                                   2,017,440         39,227,349
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp.                                                                                            256,450         15,608,332
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  122,793,524
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
E.ON AG (l)                                                                                            708,320     $  116,438,619
---------------------------------------------------------------------------------------------------------------------------------
Equatorial Energia S.A., IEU                                                                           536,260          5,375,691
---------------------------------------------------------------------------------------------------------------------------------
SUEZ S.A. (l)                                                                                          465,458         26,772,199
---------------------------------------------------------------------------------------------------------------------------------
Tohoku Electric Power Co., Inc. (l)                                                                    899,700         20,845,040
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  169,431,549
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $4,764,127,818
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 5.3%, due 6/01/07 (y)                                                       $  5,689,000     $    5,689,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 20.5%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   981,859,884     $  981,859,884
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                             $5,751,676,702
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (19.9)%                                                                             (953,660,638)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $4,798,016,064
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of May 31, 2007, the fund had two securities that were fair valued, aggregating $29,081,852 and 0.51% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,913,000, representing 0.1% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt
IEU      International Equity Unit
IPS      International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH INTERNATIONAL FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 5/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                             $5,006,472,128
                                                           ==============
Gross unrealized appreciation                              $  808,220,168
Gross unrealized depreciation                                 (63,015,594)
                                                           --------------
      Net unrealized appreciation (depreciation)           $  745,204,574
                                                           ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of May 31, 2007, are as follows:

--------------------------------------
United Kingdom                   21.4%
--------------------------------------
Japan                            15.7%
--------------------------------------
Germany                          13.8%
--------------------------------------
France                           12.1%
--------------------------------------
Switzerland                       9.8%
--------------------------------------
Italy                             4.0%
--------------------------------------
Netherlands                       2.6%
--------------------------------------
South Korea                       2.1%
--------------------------------------
Norway                            2.0%
--------------------------------------
Other Countries                  16.5%
--------------------------------------

MFS(R) TECHNOLOGY FUND

5/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Technology Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/07

ISSUER                                                                                             SHARES/PAR      VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.1%
-----------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.4%
-----------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., "A" (a)(l)                                                         253,880    $  2,939,930
-----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 5.4%
-----------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                                                        63,160    $  2,455,029
-----------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                      126,880       4,148,976
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  6,604,005
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 23.3%
-----------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                                               111,870    $  4,931,230
-----------------------------------------------------------------------------------------------------------------------------
Business Objects S.A., ADR (a)                                                                         58,600       2,409,046
-----------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. (a)                                                                                       66,680       2,667,200
-----------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. (a)                                                                                       68,500       2,518,060
-----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                        99,600       3,054,732
-----------------------------------------------------------------------------------------------------------------------------
MSC.Software Corp. (a)                                                                                495,325       6,568,010
-----------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                                      224,648       4,353,678
-----------------------------------------------------------------------------------------------------------------------------
salesforce.com, Inc. (a)                                                                               41,890       1,979,300
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $ 28,481,256
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 4.6%
-----------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                                                               14,100    $  1,713,996
-----------------------------------------------------------------------------------------------------------------------------
Cray, Inc. (a)                                                                                        250,710       2,030,751
-----------------------------------------------------------------------------------------------------------------------------
Salary.com, Inc. (a)                                                                                  169,600       1,928,352
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  5,673,099
-----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.6%
-----------------------------------------------------------------------------------------------------------------------------
Anixter International, Inc. (l)                                                                         9,900    $    731,214
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 29.6%
-----------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                                82,700    $  1,579,570
-----------------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                                                      660,300       1,839,740
-----------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd. (a)                                                                    213,790       2,469,275
-----------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                           448,130       9,935,042
-----------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)                                                                     177,150       2,784,798
-----------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                          140,630       3,785,760
-----------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                       4,400       1,538,183
-----------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc. (a)(l)                                                                               135,800       1,047,018
-----------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                                       7,964       2,281,686
-----------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                                                      70,480       3,069,404
-----------------------------------------------------------------------------------------------------------------------------
Solectron Corp. (a)                                                                                   539,270       1,833,518
-----------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                      291,310       3,178,192
-----------------------------------------------------------------------------------------------------------------------------
Venture Corp. Ltd.                                                                                     87,000        869,582
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $ 36,211,768
-----------------------------------------------------------------------------------------------------------------------------
INTERNET - 10.2%
-----------------------------------------------------------------------------------------------------------------------------
Baidu.com, Inc., ADR (a)(l)                                                                            15,550    $  2,186,797
-----------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                                                  12,105       6,025,264
-----------------------------------------------------------------------------------------------------------------------------
NHN Corp. (a)                                                                                          11,989       2,287,188
-----------------------------------------------------------------------------------------------------------------------------
Tencent Holdings Ltd.                                                                                 449,000       1,937,823
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $ 12,437,072
-----------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 2.4%
-----------------------------------------------------------------------------------------------------------------------------
Activision, Inc. (a)                                                                                   63,830    $  1,263,196
-----------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. (a)(l)                                                             79,900       1,645,141
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  2,908,337
-----------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 9.8%
-----------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                                82,373    $  2,217,481
-----------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (a)                                                                             65,400       1,596,414
-----------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                                       86,360       2,364,537
-----------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (a)                                                                              93,400       2,435,872
-----------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (a)                                                                            10,800       1,793,664
-----------------------------------------------------------------------------------------------------------------------------
Sonus Networks, Inc. (a)                                                                              190,520       1,651,808
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $ 12,059,776
-----------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 6.1%
-----------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. (a)                                                                           149,990    $  4,828,178
-----------------------------------------------------------------------------------------------------------------------------
Seagate Technology LLC                                                                                 58,140       1,197,103
-----------------------------------------------------------------------------------------------------------------------------
Western Digital Corp. (a)                                                                              79,910       1,503,107
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  7,528,388
-----------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.7%
-----------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd. (a)                                                                               68,310    $  1,459,102
-----------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. (a)(l)                                                       293,940       3,024,643
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  4,483,745
-----------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                            $120,058,590
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.3%
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.32%, due 6/01/07 (y)                                                  $2,760,000    $  2,760,000
-----------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 6.1%
-----------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    7,509,402    $  7,509,402
-----------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                              $130,327,992
-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.5)%                                                                            (7,985,957)
-----------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                            $122,342,035
-----------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS TECHNOLOGY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 5/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $129,680,123
                                                             ============
Gross unrealized appreciation                                $  7,687,276
Gross unrealized depreciation                                  (7,039,407)
                                                             ------------
      Net unrealized appreciation (depreciation)             $    647,869
                                                             ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) VALUE FUND

5/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/07

ISSUER                                                                                            SHARES/PAR        VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
--------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 7.4%
--------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp. (l)                                                                           4,072,550    $   399,517,155
--------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                              2,912,750        220,233,028
--------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                           2,427,060        171,229,083
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   790,979,266
--------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                          5,305,029    $   113,101,981
--------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Hanesbrands, Inc. (a)(l)                                                                              287,481    $     7,503,254
--------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                     2,507,540        142,302,895
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   149,806,149
--------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc. (l)                                                                            499,030    $    54,743,591
--------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.8%
--------------------------------------------------------------------------------------------------------------------------------
E.W. Scripps Co., "A" (l)                                                                             357,800    $    16,322,836
--------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                                                               1,916,451         86,086,979
--------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                     1,407,490         49,881,446
--------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                       3,119,020         46,121,721
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   198,412,982
--------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.3%
--------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc. (l)                                                                          549,520    $    74,591,845
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                           1,146,520        264,639,746
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc. (l)                                                                    951,350         69,810,063
--------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                              2,090,200         90,568,366
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc. (l)                                                                         727,750         67,484,258
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   567,094,278
--------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (l)                                                                             2,612,940    $   106,973,764
--------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.7%
--------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                      889,920    $    40,384,570
--------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.                                                                                     174,000          4,598,820
--------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc. (l)                                                                            1,953,170        148,812,022
--------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                           535,260        100,739,405
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   294,534,817
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.5%
--------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                                    8,223,370    $   159,368,911
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                 1,843,700    $    84,275,527
--------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 2.4%
--------------------------------------------------------------------------------------------------------------------------------
Masco Corp. (l)                                                                                     5,819,290    $   175,800,751
--------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co. (l)                                                                              742,980         50,255,167
--------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. (a)(l)                                                                          1,021,910         29,972,620
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   256,028,538
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                1,708,620    $   108,582,801
--------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp. (a)                                                                   1,547,940    $    20,014,864
--------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.2%
--------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                           297,520    $    15,941,122
--------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                1,437,970         54,038,913
--------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc. (l)                                                                       1,120,540         76,252,747
--------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                   973,020         85,674,411
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   231,907,193
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                         5,597,360    $   124,093,471
--------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.6%
--------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                        1,145,250    $    92,478,938
--------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                  1,524,660        117,063,395
--------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc. (l)                                                                               908,010         69,825,969
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   279,368,302
--------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 9.1%
--------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                         977,024    $    79,617,686
--------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                      2,537,380        196,469,333
--------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                   3,261,600        271,267,272
--------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                          2,033,490        120,423,278
--------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC, ADR                                                                            685,810         50,955,683
--------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                     3,360,980        253,585,941
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   972,319,193
--------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.8%
--------------------------------------------------------------------------------------------------------------------------------
Kellogg Co. (l)                                                                                     2,130,950    $   115,028,681
--------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.                                                                                           251,266         97,819,940
--------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       1,348,446         92,139,315
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   304,987,936
--------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                           2,279,777    $    87,862,606
--------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc. (l)                                                                                     353,090    $     7,340,741
--------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                               553,600         21,684,512
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    29,025,253
--------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (l)                                                                    2,017,230    $    87,709,160
--------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc. (l)                                                               3,819,510    $   152,513,034
--------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                              937,740    $    51,360,020
--------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. (a)                                                                                 1,640,160        133,525,426
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   184,885,446
--------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 9.1%
--------------------------------------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                                           865,790    $    45,765,659
--------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                      5,319,670        327,159,705
--------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                         1,142,840         62,707,631
--------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                       2,983,390        107,700,379
--------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                             1,138,995        117,510,114
--------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                       4,455,070        302,944,760
--------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                            109,000         11,120,180
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   974,908,428
--------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.5%
--------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                         1,009,516    $   121,616,392
--------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                           256,660         24,059,308
--------------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                            325,200         11,434,032
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   157,109,732
--------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 7.7%
--------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                               7,342,055    $   372,315,609
--------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                          3,625,870        147,065,287
--------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                  1,723,540        127,197,252
--------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc. (l)                                                                            2,024,290        180,748,854
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   827,327,002
--------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                             1,139,820    $    30,683,954
--------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Noble Corp. (l)                                                                                       470,380    $    43,458,408
--------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 8.5%
--------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                1,765,760    $   114,739,085
--------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                     6,228,430        339,387,151
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                          3,051,540        195,054,437
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                           843,790         56,356,734
--------------------------------------------------------------------------------------------------------------------------------
UBS AG (l)                                                                                          3,226,338        210,393,313
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   915,930,720
--------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.8%
--------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                   726,730    $    40,951,235
--------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                     1,620,350         94,984,917
--------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                                 1,406,800         36,481,308
--------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                   4,026,190        254,737,041
--------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                   2,166,530        113,634,499
--------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                               3,325,140        192,326,098
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   733,115,098
--------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
New York Times Co., "A" (l)                                                                           826,540    $    20,754,419
--------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                  1,116,210    $   103,952,637
--------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                                454,830         26,325,560
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   130,278,197
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc. (l)                                                                    955,868    $    74,548,145
--------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc. (l)                                                                                   1,149,160         78,246,304
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   152,794,449
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                     654,600    $    21,483,972
--------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                       1,462,600         36,652,756
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    58,136,728
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.1%
--------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                 5,349,790    $   122,242,701
--------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                                 32,182,763        100,657,737
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   222,900,438
--------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.5%
--------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                            808,370    $    33,418,016
--------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                          931,389         59,851,057
--------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (non-voting shares)                                                                       334,720         20,165,515
--------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                        1,180,050         51,367,577
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   164,802,165
--------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 3.5%
--------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                  5,224,850    $   371,486,835
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.2%
--------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                            1,797,320    $   159,224,579
--------------------------------------------------------------------------------------------------------------------------------
Entergy Corp. (l)                                                                                     697,190         78,712,751
--------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc. (l)                                                                                 1,714,320        109,596,478
--------------------------------------------------------------------------------------------------------------------------------
PPL Corp. (l)                                                                                         660,100         30,338,196
--------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                                 410,670         36,524,990
--------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                             479,120         32,316,644
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   446,713,638
--------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                            $10,608,989,274
--------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                  131,224,095    $   131,224,095
--------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.31%, dated 5/31/07, due 6/01/07, total to be received
 $108,980,072 (secured by various U.S. Treasury and Federal Agency obligations
 and Mortgage Backed securities in a jointly traded account)                                     $108,964,000    $   108,964,000
--------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                              $10,849,177,369
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.2)%                                                                             (123,455,328)
--------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                            $10,725,722,041
--------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VALUE FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 5/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $7,819,945,880
                                                             ==============
Gross unrealized appreciation                                $3,048,036,515
Gross unrealized depreciation                                   (18,805,026)
                                                             --------------
      Net unrealized appreciation (depreciation)             $3,029,231,489
                                                             ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At May 31, 2007, the value of securities loaned was $234,238,180. These loans were collateralized by cash of $131,224,095 and U.S. Treasury obligations of $108,399,920.

MFS(R) CASH RESERVE FUND

5/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Cash Reserve Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/07

ISSUER                                                                                            SHARES/PAR      VALUE ($)
----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 17.2%
----------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 9.5%
----------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, NY, 5.29%, due 6/18/07                                                        $11,210,000    $ 11,210,000
----------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires, NY, 5.34%, due 8/13/07                                                11,000,000      11,000,000
----------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada, NY Branch, 5.32%, due 6/21/07                                               12,700,000      12,700,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 34,910,000
----------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.7%
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse, NY, 5.31%, due 9/27/07                                                            $14,218,000    $ 14,218,000
----------------------------------------------------------------------------------------------------------------------------
Fortis Bank, NY, 5.29%, due 7/02/07                                                               14,306,000      14,306,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 28,524,000
----------------------------------------------------------------------------------------------------------------------------
  TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                                                    $ 63,434,000
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 83.6% (y)
----------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 3.9%
----------------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.25%, due 6/15/07 - 7/24/07 (t)                                           $ 8,182,000    $  8,139,948
----------------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.26%, due 7/27/07 (t)                                                       6,413,000       6,360,527
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 14,500,475
----------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.1%
----------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp., 5.2%, due 7/27/07                                                     $ 7,740,000    $  7,677,392
----------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.7%
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Inc., 5.22%, due 8/03/07                                                         $ 9,972,000    $  9,880,906
----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 4.0%
----------------------------------------------------------------------------------------------------------------------------
Siemens Capital Corp., 5.245%, due 7/17/07                                                       $14,850,000    $ 14,750,476
----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.0%
----------------------------------------------------------------------------------------------------------------------------
General Electric Co., 5.215%, due 6/29/07                                                        $11,230,000    $ 11,184,450
----------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 41.2%
----------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp., 5.25%, due 6/08/07 - 7/03/07 (t)                                           $11,990,000    $ 11,962,083
----------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp., 5.26%, due 6/14/07 (t)                                                       2,720,000       2,714,834
----------------------------------------------------------------------------------------------------------------------------
Bryant Park Funding LLC, 5.26%, due 6/12/07 (t)                                                   11,665,000      11,646,252
----------------------------------------------------------------------------------------------------------------------------
Bryant Park Funding LLC, 5.24%, due 8/15/07 (t)                                                    3,020,000       2,987,032
----------------------------------------------------------------------------------------------------------------------------
CAFCO LLC, 5.25%, due 7/06/07 (t)                                                                 14,733,000      14,657,800
----------------------------------------------------------------------------------------------------------------------------
CRC Funding LLC, 5.25%, due 6/05/07 - 7/11/07 (t)                                                  9,457,000       9,416,382
----------------------------------------------------------------------------------------------------------------------------
CRC Funding LLC, 5.26%, due 6/14/07 (t)                                                            1,240,000       1,237,645
----------------------------------------------------------------------------------------------------------------------------
Ciesco LLC, 5.23%, due 7/12/07 (t)                                                                   914,000         908,553
----------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 5.24%, due 7/12/07 - 8/14/07 (t)                              7,310,000       7,257,681
----------------------------------------------------------------------------------------------------------------------------
Fairway Finance Corp., 5.31%, due 6/01/07 (t)                                                      3,971,000       3,971,000
----------------------------------------------------------------------------------------------------------------------------
Fairway Finance Corp., 5.23%, due 8/23/07 (t)                                                     11,062,000      10,928,614
----------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Co. LLC, 5.23%, due 6/06/07 (t)                                        3,050,000       3,047,785
----------------------------------------------------------------------------------------------------------------------------
Govco LLC., 5.235%, due 8/17/07 (t)                                                               14,920,000      14,752,940
----------------------------------------------------------------------------------------------------------------------------
Kitty Hawk Funding Corp., 5.25%, due 6/11/07 (t)                                                   7,934,000       7,922,430
----------------------------------------------------------------------------------------------------------------------------
Kitty Hawk Funding Corp., 5.255%, due 6/18/07 (t)                                                  6,769,000       6,752,203
----------------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp. LLC, 5.25%, due 6/15/07 - 7/16/07 (t)                                       8,845,000       8,817,289
----------------------------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC, 5.255%, due 6/01/07 (t)                                                    8,000,000       8,000,000
----------------------------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC, 5.26%, due 6/07/07 (t)                                                       731,000         730,359
----------------------------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC, 5.24%, due 6/19/07 - 7/11/07 (t)                                           5,581,000       5,565,411
----------------------------------------------------------------------------------------------------------------------------
Regency Markets, No. 1 LLC, 5.24%, due 8/15/07 (t)                                                14,797,000      14,635,466
----------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 5.26%, due 6/18/07 (t)                                                    4,006,000       3,996,050
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $151,907,809
----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.0%
----------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.24%, due 8/15/07 (t)                                                            $14,797,000    $ 14,635,466
----------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 9.4%
----------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 6/01/07                                            $13,001,000    $ 13,001,000
----------------------------------------------------------------------------------------------------------------------------
Barclays U.S. Funding LLC, 5.21%, due 7/09/07                                                      1,630,000       1,621,036
----------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, 5.23%, due 8/13/07                                                     5,627,000       5,567,324
----------------------------------------------------------------------------------------------------------------------------
Societe Generale North America, 5.24%, due 6/25/07                                                14,383,000      14,332,755
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 34,522,115
----------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 13.3%
----------------------------------------------------------------------------------------------------------------------------
Bank of Montreal, 5.23%, due 8/15/07                                                             $14,725,000    $ 14,564,559
----------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.31%, due 6/01/07                                                        3,423,000       3,423,000
----------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 4.98%, due 12/21/07 (t)                                                            7,000,000       6,803,428
----------------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 5.215%, due 6/04/07                                                            9,887,000       9,882,703
----------------------------------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 5.25%, due 7/06/07                                                       7,800,000       7,760,188
----------------------------------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 5.23%, due 8/30/07                                                       6,829,000       6,739,711
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 49,173,589
----------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                                           $308,232,678
----------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                $371,666,678
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.8)%                                                                           (2,879,162)
----------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                           $368,787,516
----------------------------------------------------------------------------------------------------------------------------

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $371,666,678.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 11, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 11, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 11, 2007
      -------------


* Print name and title of each signing officer under his or her signature.